Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Ember Resources Inc. | Alberta CBM
Total	$ 18,847,000	$ 2,080,000	$ 7,543,000	$ 28,470,000
Hammerstone Infrastructure Materials Ltd. | Alberta Mineral Properties
Total	$ 5,920,000	$ 680,000	$ 1,010,000	$ 7,610,000